Depreciation and Amortization - Depreciation and Amortization Expense Excluded from Operating Expenses in its Statements of Income and Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Depreciation and Amortization Expense [Line Items]
Depreciation and amortization	$ 51,489	$ 49,230
Direct Advertising Expenses [Member]
Depreciation and Amortization Expense [Line Items]
Depreciation and amortization	47,798	45,085
General and Administrative Expenses [Member]
Depreciation and Amortization Expense [Line Items]
Depreciation and amortization	881	723
Corporate Expenses [Member]
Depreciation and Amortization Expense [Line Items]
Depreciation and amortization	$ 2,810	$ 3,422